Financial instruments and risk management (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of aging profile of accounts receivable and allowance for expected credit loss
The following table sets forth details of the aging profile of accounts receivable and the allowance for expected credit loss:

As at	October 31, 2025	October 31, 2024
	$	$
Current (for less than 30 days)	3,989	2,619
31 – 60 days	99	79
61 – 90 days	101	19
Greater than 90 days	2,355	1,116
Less allowance	(929)	(525)
	5,615	3,308

Schedule of maturities of financial liabilities
Maturities of the Company’s financial liabilities are as follows:

	Contractual Cash Flows	2026	2027-2028	2029-2030	2031 and beyond
	$	$	$	$	$
Accounts payable and accrued liabilities	47,251	47,251	–	–	–
Income tax payable	7,189	7,189	–	–	–
Undiscounted lease obligations	65,128	13,181	23,029	14,682	14,236
Notes payable	20,258	1,682	3,366	14,949	261
Interest bearing loans and borrowings	16,189	16,189	–	–	–
Secured debentures	21,900	1,800	3,600	16,500	–
Convertible debt	35,749	1,200	2,400	32,149	–
Total	213,664	88,492	32,395	78,280	14,497

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities	The Canadian dollar equivalent carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as at October 31, 2025 were as follows:

As at	October 31, 2025				October 31, 2024
(Canadian dollar equivalent amounts of GBP, EUR, USD)	GBP	EUR	USD	Total	Total
	$	$	$	$	$
Cash	219	961	1,719	2,899	3,292
Trade and other receivables	100	2,049	384	2,533	442
Accounts payable and accrued liabilities	(127)	(23,981)	(1,917)	(26,025)	(2,869)
Net monetary assets	192	(20,971)	186	(20,593)	865